Summary of Significant Accounting Policies - Common Stock Stock Options Excluded as Anti-Dilutive from Determination of Diluted Earnings Per Share (Detail) shares in Thousands, EquityUnit in Thousands	12 Months Ended
	Dec. 31, 2015 EquityUnit $ / shares $ / EquityUnit shares	Dec. 31, 2014 EquityUnit $ / shares $ / EquityUnit shares	Dec. 31, 2013 EquityUnit $ / shares $ / EquityUnit shares
Earnings Per Share [Abstract]
Weighted average anti-dilutive stock options | shares	20	23	26
Weighted average exercise price | $ / shares	$ 164.75	$ 164.50	$ 164.50
Weighted average performance share units | EquityUnit	136	100	51
Weighted average grant date fair value per unit | $ / EquityUnit	35.35	99.40	104.60